Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Current Assets
Cash		$ 6,830,477	$ 624,583
Restricted cash		10,692,904	7,261,041
Receivables from broker-dealers and clearing organizations		6,240,472	1,108,468
Receivables from customers, net		2,512,479	623,977
Investment in equity securities		31,150
Inventories		947,571
Income tax recoverable		4,101
Prepayments, current		3,191,866	4,143,218
Other assets, current, net		52,420	10,524
Total current assets		30,503,440	13,772,983
Non-current assets
Operating lease right-of-use assets		88,173	185,684
Deferred tax assets, net		45,560	23,909
Property and equipment, net		160,457	164,847
Intangible assets, net		11,101,539	64,268
Prepayments, non-current			1,619,424
Other assets, non-current, net		25,931	68,290
Total non-current assets		11,421,660	2,126,422
Total assets		41,925,100	15,899,405
Current liabilities
Payables to customers		15,477,683	8,019,375
Payables to customers-related parties		152,348	176,367
Payables to broker-dealers and clearing organizations		1,296,470	229,895
Amounts due to related parties		16,473	260,064
Income tax payable			63,901
Operating lease liabilities, current		80,705	117,818
Accrued expenses and other liabilities		521,962	248,298
Total current liabilities		17,703,121	9,115,718
Non-current liabilities
Operating lease liabilities, non-current			81,284
Total non-current liabilities			81,284
Total liabilities		17,703,121	9,197,002
Commitments and contingencies
Shareholders’ equity
Ordinary shares value	[1]		1,563
Additional paid-in capital		47,326,996	15,718,364
Accumulated deficit		(22,824,842)	(8,986,615)
Accumulated other comprehensive losses		(310,348)	(30,909)
Total shareholders’ equity		24,221,979	6,702,403
Total liabilities and shareholders’ equity		41,925,100	15,899,405
Class A ordinary shares
Shareholders’ equity
Ordinary shares value	[1]	29,248
Class B ordinary shares
Shareholders’ equity
Ordinary shares value	[1]	925
Related Party
Current Assets
Receivables from customers-related party, net			1,172
Current liabilities
Amounts due to related parties		16,473	260,064
Contract liabilities		67,001
Contract liabilities-related party		$ 90,479

[1]	Shares and per share data presented for all periods have been retrospectively adjusted to reflect the 200-for-1 reverse share split of the Company’s Class A ordinary shares effected on March 6, 2026. The reverse share split has been applied retroactively to all Class A ordinary share amounts and per share data presented herein. Class B ordinary shares were not subject to the reverse share split.